ELFUN INTERNATIONAL EQUITY FUND

(the “Fund”)

Supplement dated February 12, 2019 to the Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”) each dated May 1, 2018,

each as may be supplemented from time to time

Effective March 1, 2019 (the “Effective Date”), Makoto Sumino no longer serves as a Portfolio Manager of the Fund. Accordingly, as of the Effective Date, all references to Makoto Sumino in the Fund’s Summary Prospectus, Prospectus and SAI are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE